Related Party Transactions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Due from related parties	$ 2,897	$ 1,472
Due to related parties	543	225
Time charter and voyage expenses-related parties	$ 3,583	$ 2,446	$ 1,845
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue	33.83%	50.60%	57.18%
CMA CGM [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Voting Interest	8.40%	11.13%
CMA CGM [Member]
Related Party Transaction [Line Items]
Percentage of revenue	33.80%
Due from related parties	$ 1,202	$ 1,278
Due to related parties	502	0
Third Party Managers [Member]
Related Party Transaction [Line Items]
Management fees	834	0
Technomar [Member]
Related Party Transaction [Line Items]
Due from related parties	1,785	184
Due to related parties	0	0
Management fees	15,294	12,580	$ 9,160
CMA Ships [Member]
Related Party Transaction [Line Items]
Due from related parties	10	10
Management fees	0	0	720
Conchart [Member]
Related Party Transaction [Line Items]
Due to related parties	41	225
Time charter and voyage expenses-related parties	$ 3,583	$ 2,446	$ 1,845